Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leased right-of-use assets
Impairment charge for year	$ 0	$ (827)	$ (8)
Lease liabilities
At 1 January	1,635	1,697
At 31 December	1,671	1,635	1,697
Lease liabilities [member]
Lease liabilities
At 1 January	1,635	1,697
Translation adjustment	(34)	43
Addition of right-of-use assets	210	166
Arising on acquisition (note 30)	88	12
Disposals	(20)	(44)
Remeasurements	56	19
Payments	(328)	(326)
Discount unwinding	64	68
At 31 December	1,671	1,635	1,697
Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,550	1,652
Translation adjustment	(34)	41
Transfer from/(to) owned assets	(10)	(7)
Additions at cost	210	166
Arising on acquisition (note 30)	88	12
Disposals at net carrying amount	(18)	(45)
Adjustment as a result of remeasurement of lease liability	56	19
Depreciation charge for year	(278)	(279)
Impairment charge for year		(9)
At 31 December, net carrying amount	1,564	1,550	1,652
Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	2,069	1,937
At 31 December, net carrying amount	2,259	2,069	1,937
Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount		(285)
At 31 December, net carrying amount			(285)
Leased right-of-use assets [member] | Accumulated depreciation (and impairment charges) [member]
Leased right-of-use assets
At 1 January, net carrying amount	(519)
At 31 December, net carrying amount	(695)	(519)
Land and buildings [member] | Lease liabilities [member]
Lease liabilities
At 1 January	1,228	1,263
Translation adjustment	(24)	30
Reclassification		(6)
Addition of right-of-use assets	96	59
Arising on acquisition (note 30)	77	12
Disposals	(14)	(31)
Remeasurements	45	9
Payments	(164)	(162)
Discount unwinding	52	54
At 31 December	1,296	1,228	1,263
Land and buildings [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,151	1,221
Translation adjustment	(24)	28
Transfer from/(to) owned assets	0	(5)
Additions at cost	96	59
Arising on acquisition (note 30)	77	12
Disposals at net carrying amount	(12)	(32)
Adjustment as a result of remeasurement of lease liability	45	9
Depreciation charge for year	(138)	(132)
Impairment charge for year		(9)
At 31 December, net carrying amount	1,195	1,151	1,221
Land and buildings [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,419	1,354
At 31 December, net carrying amount	1,573	1,419	1,354
Land and buildings [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount		(133)
At 31 December, net carrying amount			(133)
Land and buildings [member] | Leased right-of-use assets [member] | Accumulated depreciation (and impairment charges) [member]
Leased right-of-use assets
At 1 January, net carrying amount	(268)
At 31 December, net carrying amount	(378)	(268)
Plant and machinery [member] | Lease liabilities [member]
Lease liabilities
At 1 January	350	382
Translation adjustment	(9)	12
Reclassification		5
Addition of right-of-use assets	92	82
Arising on acquisition (note 30)	11	0
Disposals	(5)	(11)
Remeasurements	9	7
Payments	(139)	(139)
Discount unwinding	10	12
At 31 December	319	350	382
Plant and machinery [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	342	378
Translation adjustment	(9)	11
Transfer from/(to) owned assets	(10)	(2)
Additions at cost	92	82
Arising on acquisition (note 30)	11	0
Disposals at net carrying amount	(5)	(11)
Adjustment as a result of remeasurement of lease liability	9	7
Depreciation charge for year	(117)	(123)
Impairment charge for year		0
At 31 December, net carrying amount	313	342	378
Plant and machinery [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	553	508
At 31 December, net carrying amount	581	553	508
Plant and machinery [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount		(130)
At 31 December, net carrying amount			(130)
Plant and machinery [member] | Leased right-of-use assets [member] | Accumulated depreciation (and impairment charges) [member]
Leased right-of-use assets
At 1 January, net carrying amount	(211)
At 31 December, net carrying amount	(268)	(211)
Other [member] | Lease liabilities [member]
Lease liabilities
At 1 January	57	52
Translation adjustment	(1)	1
Reclassification		1
Addition of right-of-use assets	22	25
Arising on acquisition (note 30)		0
Disposals	(1)	(2)
Remeasurements	2	3
Payments	(25)	(25)
Discount unwinding	2	2
At 31 December	56	57	52
Other [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	57	53
Translation adjustment	(1)	2
Transfer from/(to) owned assets	0
Additions at cost	22	25
Arising on acquisition (note 30)	0	0
Disposals at net carrying amount	(1)	(2)
Adjustment as a result of remeasurement of lease liability	2	3
Depreciation charge for year	(23)	(24)
Impairment charge for year		0
At 31 December, net carrying amount	56	57	53
Other [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	97	75
At 31 December, net carrying amount	105	97	75
Other [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount		(22)
At 31 December, net carrying amount			$ (22)
Other [member] | Leased right-of-use assets [member] | Accumulated depreciation (and impairment charges) [member]
Leased right-of-use assets
At 1 January, net carrying amount	(40)
At 31 December, net carrying amount	$ (49)	$ (40)